Flow-Through Share Premium Liability (Tables)	6 Months Ended
Aug. 31, 2026
Flow-through Share Premium Liability
Schedule of flow-through share premium liability

	For the six months ended August 31, 2026 $	For the year ended February 28, 2026 $
Balance, beginning of the period	182,800	718,477
Liability incurred through FT shares issued	2,966,923	722,714
Amortization for the period	(862,768)	(1,258,391)
Balance, end of the period	2,286,955	182,800